1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

April 20, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Funds Trust (Securities Act File No. 333-208682; Investment Company Act File No. 811-23107),
Legg Mason Global Asset Management Trust (Securities Act File No. 333-162441; Investment Company Act File No. 811-22338),
Legg Mason Partners Equity Trust (Securities Act File No. 33-43446; Investment Company Act File No. 811-06444),
Legg Mason Partners Income Trust (Securities Act File No. 2-96408; Investment Company Act File No. 811-04254), and
Western Asset Funds, Inc. (Securities Act File No. 33-34929; Investment Company Act File No. 811-06110) (collectively, the “Registrants”), with respect to the funds listed in Schedule A (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrants and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated March 24, 2017 to the prospectus for each of the Funds listed in Schedule A.

Any questions or comments on this filing should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood
Neesa P. Sood

Enclosures

cc:	Susan D. Lively, Legg Mason & Co., LLC
Dianne E. O’Donnell, Willkie Farr & Gallagher LLP
Juliet Y. Mun, Willkie Farr & Gallagher LLP

NEW YORK     WASHINGTON     HOUSTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON FUNDS TRUST
ClearBridge Real Estate Opportunities Fund	May 2, 2016

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge International Growth Fund	March 1, 2017
ClearBridge Small Cap Fund	March 1, 2017
ClearBridge Value Trust	March 1, 2017
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2017
Legg Mason BW Alternative Credit Fund	March 1, 2017
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2017
Legg Mason BW Dynamic Large Cap Value Fund	February 1, 2017
Legg Mason BW Global Flexible Income Fund	May 31, 2016
Legg Mason BW Global High Yield Fund	March 1, 2017
Legg Mason BW Global Opportunities Bond Fund	May 1, 2016
Legg Mason BW International Opportunities Bond Fund	May 1, 2016
Martin Currie Emerging Markets Fund	February 1, 2017
Martin Currie International Unconstrained Equity Fund	September 30, 2016
QS Global Market Neutral Fund	February 1, 2017
QS International Equity Fund	February 1, 2017
QS Strategic Real Return Fund	February 1, 2017
QS U.S. Small Capitalization Equity Fund	May 1, 2016
RARE Global Infrastructure Value Fund	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 28, 2016
ClearBridge All Cap Value Fund	February 1, 2017
ClearBridge Appreciation Fund	March 1, 2017
ClearBridge Dividend Strategy Fund	May 1, 2016
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2017
ClearBridge International Small Cap Fund	February 1, 2017
ClearBridge International Value Fund	March 1, 2017
ClearBridge Large Cap Value Fund	March 1, 2017
ClearBridge Mid Cap Fund	March 1, 2017
ClearBridge Mid Cap Growth Fund	March 1, 2017
ClearBridge Select Fund	March 1, 2017
ClearBridge Small Cap Growth Fund	March 1, 2017
ClearBridge Small Cap Value Fund	February 1, 2017
ClearBridge Sustainability Leaders Fund	March 1, 2017
ClearBridge Tactical Dividend Income Fund	March 1, 2017
EnTrustPermal Alternative Core Fund	May 1, 2016
QS Conservative Growth Fund	June 1, 2016
QS Defensive Growth Fund	June 1, 2016
QS Dynamic Multi-Strategy Fund	June 1, 2016
QS Global Dividend Fund	February 1, 2017
QS Global Equity Fund	March 1, 2017
QS Growth Fund	June 1, 2016
QS International Dividend Fund	February 1, 2017
QS Moderate Growth Fund	June 1, 2016
QS S&P 500 Index Fund	February 1, 2017

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2016
Western Asset California Municipals Fund	Summary Prospectus and Prospectus dated June 30, 2016 and Statement of Additional Information Dated June 30, 2016, as amended February 28, 2017
Western Asset Corporate Bond Fund	May 1, 2016
Western Asset Emerging Markets Debt Fund	June 30, 2016
Western Asset Global High Yield Bond Fund	May 1, 2016
Western Asset Global Strategic Income Fund	November 23, 2016
Western Asset Intermediate-Term Municipals Fund	August 1, 2016, as amended February 28, 2017
Western Asset Managed Municipals Fund	June 30, 2016, as amended February 28, 2017
Western Asset Mortgage Backed Securities Fund	May 1, 2016
Western Asset Municipal High Income Fund	November 23, 2016
Western Asset New Jersey Municipals Fund	Summary Prospectus and Prospectus dated August 1, 2016 and Statement of Additional Information dated August 1, 2016, as amended February 28, 2017
Western Asset New York Municipals Fund	Summary Prospectus and Prospectus dated August 1, 2016 and Statement of Additional Information dated August 1, 2016, as amended February 28, 2017
Western Asset Oregon Municipals Fund	September 30, 2016

Western Asset Pennsylvania Municipals Fund	Summary Prospectus and Prospectus dated August 1, 2016 and Statement of Additional Information dated August 1, 2016, as amended February 28, 2017

Fund	Date of Prospectus
Western Asset Short Duration High Income Fund	November 23, 2016
Western Asset Short Duration Municipal Income Fund	March 1, 2017
Western Asset Short-Term Bond Fund	May 1, 2016
Western Asset Short Term Yield Fund	November 23, 2016

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2016
Western Asset Core Plus Bond Fund	May 1, 2016
Western Asset High Yield Fund	September 30, 2016
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2016
Western Asset Intermediate Bond Fund	September 30, 2016
Western Asset Macro Opportunities Fund	March 1, 2017
Western Asset Total Return Unconstrained Fund	September 30, 2016